Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	108 Months Ended					1 Months Ended
	Dec. 31, 2013 Operating_Segment	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011 King [Member]		Jan. 31, 2011 Biopharmaceutical operating segments [Member] King [Member] Operating_Segment	Jan. 31, 2011 Animal Health operating segment [Member] King [Member]
Business Acquisition [Line Items]
Goodwill	$ 42,519	$ 43,661	$ 44,569	$ 765	[1],[2]	$ 720	$ 45
Number of operating segments (in operating segments)	4					3

[1]	Goodwill recorded as of the acquisition date totaled $720 million for our three biopharmaceutical operating segments and $45 million for our Animal Health operating segment. (Since the acquisition of King, we have revised our operating segments and disposed of our Animal Health business.)
[2]	Includes animal health-related assets and liabilities. In 2013, we disposed of our Animal Health business. For additional information, see Notes to Consolidated Financial Statements—Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.